Derivatives, Net Gains (Losses) in Income related to Derivatives Not Designated as Hedging Instruments (Details) (Not Designated as Hedging Instrument [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$ 2,231	$ 1,809	$ 6,066
Economic hedges [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	1,817	1,232	(1,944)
Customer accommodation, trading, and other derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	414	577	8,010
Interest Rate Contracts, Mortgage Banking [ Member] | Economic hedges [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	1,759	1,412	(1,882)
Interest Rate Contracts, Mortgage Banking [ Member] | Customer accommodation, trading, and other derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	1,350	(561)	7,222
Interest Rate Contracts, Other | Economic hedges [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(230)	119	2
Interest Rate Contracts, Other | Customer accommodation, trading, and other derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(855)	743	589
Equity contract [Member] | Economic hedges [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(469)	(317)	4
Equity contract [Member] | Customer accommodation, trading, and other derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(719)	(622)	(234)
Foreign exchange contract [Member] | Economic hedges [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	758	24	(53)
Foreign exchange contract [Member] | Customer accommodation, trading, and other derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	593	746	501
Credit contract [Member] | Economic hedges [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	(1)	(6)	(15)
Credit contract [Member] | Customer accommodation, trading, and other derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	7	(53)	(54)
Commodity contract [Member] | Customer accommodation, trading, and other derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	77	324	(14)
Other contract [Member] | Customer accommodation, trading, and other derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to derivatives not designated as hedging instruments	$ (39)	$ 0	$ 0